Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Restructuring charges	25	15
Accrued restructuring liabilities	$ 9	$ 7	$ 6	$ 20
Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	12 months
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	15 months